INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Income before income tax	$ 728,005	$ 1,320,782	$ 2,666,500
Income tax expense at statutory tax rate	(327,243)	(643,686)	(785,888)
Non taxable income	0	39,755	0
Non deductible expenses	(5,793)	0	(45,862)
Current tax expense related to Pillar II	(21,436)	0	0
Effect of currency translation on tax base	(170,078)	180,582	241,426
Recognition of previously unrecognized deferred tax assets	25,438	128,634	0
Provision for tax losses	(55,112)	(53,122)	0
Recovery of income tax	0	13,429	16,596
Income tax expense	$ (554,224)	$ (334,408)	$ (573,728)